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August 17, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insured Investments
100 F Street NE
Washington, DC 20549-4644

Re:  Minnesota Life Insurance Company
     Minnesota Life Individual Variable Universal Life Account
     Post-Effective Amendment Number 27 to Registration Statement on Form N-6 (File Numbers 333-144604 and 811-22093)

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective August 20, 2016.

The Registrant has certified that its amendment meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485. In addition, and pursuant to paragraph (b)(4) of Rule 485, I hereby represent, as counsel responsible for preparation of the post-effective amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-6571.

Sincerely,

/s/ Alison Schmoock

Alison Schmoock
Attorney

AJS:mab

cc: Ann B. Furman,
    Carlton Fields